OTHER INCOME, NET (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Other Income and Expense [Line Items]
Impairment loss	$ 23,200	$ 384	[1]	$ 23,154	[1]	$ 0	[1]
Increase in tax return from individual tax and additional deduction of prc value added tax		2,600		2,100
Sogou [Member]
Other Income and Expense [Line Items]
Cash proceeds from operating lease		$ 12,100		$ 8,400		$ 8,000

[1]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.